Summary of Transaction and Carrying Value (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2023	Sep. 30, 2023	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Payments to Acquire Intangible Assets	$ 200,000
Stock Issued During Period, Value, Purchase of Assets	2,468,500	$ 2,468,500	$ 525,000
Amortization	55,593
Balance			$ 364,417
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Balance	2,668,500
Amortization	55,593
Balance	$ 2,612,907